As filed with the Securities and Exchange Commission on July 23, 2004
Registration Nos.

33-32704
811-05980

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No _____	☐

Post-Effective Amendment No. 28	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 29	☒

(Check appropriate box or boxes)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies of all communications to:

Diane N. Ledger	Ruth Epstein, Esq.
Pacific Life Insurance Company	Dechert LLP
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, California 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on July 23, 2004 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity individual flexible premium variable accumulation deferred annuity contracts.

Filing Fee: None

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY

4.	Condensed Financial Information	FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies	PACIFIC LIFE, THE SEPARATE ACCOUNT, AND THE INVESTMENT ADVISOR; ADDITIONAL INFORMATION; Voting of Fund Shares

6.	Deductions and Expenses	CHARGES AND DEDUCTIONS

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY; THE CONTRACT; OTHER OPTIONAL RIDERS; MORE ABOUT THE CONTRACT

8.	Annuity Period	ANNUITY PERIOD

9.	Death Benefit	THE CONTRACT-Death Benefit; -Death of Owner

10.	Purchases and Contract Values	THE CONTRACT-Investments; -Allocation of Investments; -Accumulated Value; -Determination of Accumulated Value

11.	Redemptions	THE CONTRACT-Transfers of Accumulated Value; -Full and Partial Withdrawals; -Preauthorized Scheduled Withdrawals

12.	Taxes	FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading
15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	GENERAL INFORMATION AND HISTORY

18.	Services	GENERAL INFORMATION AND HISTORY -SAFEKEEPING OF ASSETS

19.	Purchase of Securities Being Offered	DISTRIBUTION OF THE CONTRACT; CHARGES AND DEDUCTIONS

20.	Underwriters	DISTRIBUTION OF THE CONTRACT

21.	Calculation of Performance Data	PERFORMANCE INFORMATION

22.	Annuity Payments	ANNUITY PERIOD

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant's Form N-4/B, File No. 033-32704, Accession No. 000892569-04-000569 filed on April 30, 2004 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant's Form N-4/B, File No. 033-32704, Accession No. 000892569-04-000569 filed on April 30, 2004 and incorporated by reference herein.)

Supplement dated July 23, 2004 to the Prospectus dated May 1, 2004 for the Pacific Select Variable Annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus as follows:

TABLE OF CONTENTS is amended.	All references to the Guaranteed Income Advantage (GIA) Rider throughout the Prospectus are deleted. The Rider is not available for this product.

AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY-Optional Riders is amended.	The first paragraph of the Guaranteed Protection Advantage 5 (GPA 5) Rider subsection is replaced with the following:

Subject to state availability, the optional Guaranteed Protection Advantage 5 (GPA 5) Rider allows for an additional amount that may be added to your Contract Value when an asset allocation program established and maintained by us for this Rider is used for a 10-year period (the “Term”). You may buy the GPA 5 Rider on the Contract Date or on any Contract Anniversary.

The third paragraph of the Guaranteed Protection Advantage (GPA) Rider subsection is replaced with the following:

You should consult a qualified advisor for complete information and advice before purchasing the GPA Rider.

The first sentence in the Guaranteed Income Advantage 5 (GIA 5) Rider subsection is replaced with the following:

Subject to state availability, the optional Guaranteed Income Advantage 5 (GIA 5) Rider offers a guaranteed income advantage annuity option when an asset allocation program established and maintained by us for this Rider is used.

AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY-Contract Transaction Expenses is amended.	The third bullet in the section is amended as follows:

The third bullet titled Loan Administrative Fee and Footnote 3 are deleted. All other references to this fee in the Prospectus are also deleted. We will not charge a Loan Administrative Fee.

AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY-Periodic Expenses is amended.	The section is amended by adding the following to footnote 11:

If the Effective Date of the Rider is before March 1, 2004, the Income Access Rider Annual Charge is currently equal to 0.30% of Contract Value.

AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY-Examples is amended.	The section is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include Contract transaction expenses, the maximum periodic Contract expenses (including the combination of optional Riders whose cumulative expenses totaled more than any other combination of optional Riders), Separate Account annual expenses, and Portfolio fees and expenses for the year ended December 31, 2003. Premium taxes and/or other taxes may also be applicable.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

• If you surrendered your Contract:

Maximum* 1 Year	3 Years	5 Years	10 Years

$1,073	$2,045	$2,919	$5,255

Minimum* 1 Year	3 Years	5 Years	10 Years
$719	$1,005	$1,224	$2,066

• If you annuitized your Contract:

Maximum* 1 Year	3 Years	5 Years	10 Years
$1,073	$1,595	$2,649	$5,255

Minimum* 1 Year	3 Years	5 Years	10 Years
$719	$555	$954	$2,066

• If you did not surrender or annuitize, but left the money in your Contract:

Maximum* 1 Year	3 Years	5 Years	10 Years
$533	$1,595	$2,649	$5,255

Minimum* 1 Year	3 Years	5 Years	10 Years
$179	$555	$954	$2,066

* In calculating the examples above, we used the maximum and minimum net operating expenses of all the Portfolios for the 1 year period and the maximum and minimum total operating expenses for the 3, 5 and 10 year periods as shown in the Fees And Expenses Paid By The Fund section of the Pacific Select Fund Prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see each Fund’s Prospectuses.

AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY-Your Investment Options is amended.	The first paragraph of the section is replaced with the following: You may choose among the different Variable Investment Options and the Fixed Account.

THE CONTRACT AND OPTIONAL RIDERS-Purchasing the Guaranteed Income Advantage 5 (GIA 5) Rider is amended.	The first paragraph of the section is replaced with the following:

You may purchase the GIA 5 Rider (subject to state availability) on the Contract Date or on any subsequent Contract Anniversary if:

• the age of each Annuitant is 80 years or younger on the date of purchase,

• the date of purchase is at least 10 years before your selected Annuity Date, and

• the entire Contract Value is invested according to an asset allocation program established and maintained by us for this GIA 5 Rider.

THE CONTRACT AND OPTIONAL RIDERS-Transfers of Accumulated Value is amended.	The first paragraph in the section is replaced with the following:

Once your Investments are allocated to the Investment Options you selected, you may transfer your Contract Value less Loan Account Value from any Investment Option to any other Investment Option. Transfers are limited to 25 for each calendar year. Additionally, only 2 transfers in any calendar month may involve any one of the following Investment options: International Value, International Large-Cap, or Emerging Markets.

MORE ABOUT THE CONTRACT-Loans is amended.	The second paragraph of the section is replaced with the following: Reference should be made to the terms of the particular Qualified Plan for any additional loan restrictions.

OTHER OPTIONAL RIDERS- Guaranteed Protection Advantage 5 (GPA 5) Rider is amended.	The first sentence in the Optional Step-Up in the Guaranteed Protection Amount subsection is replaced with the following:

On any Contract Anniversary beginning with the fifth (5th) anniversary of the Effective Date of this Rider and before the Annuity Date, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

OTHER OPTIONAL RIDERS- Guaranteed Income Advantage II (GIA II) Rider is amended.	The following is added to the last paragraph of the section:

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue unless otherwise terminated.

The following is added to the first paragraph in the Guaranteed Income Base subsection:

If this Rider is effective on the Contract Date, the Guaranteed Income Base is equal to the Initial Purchase payment.

The sixth paragraph of the subsection is deleted.

OTHER OPTIONAL RIDERS-Income Access Rider is amended.	The last sentence in the first paragraph following Example #1 is deleted.

The fifth and sixth paragraphs following Example #4 are replaced with the following:

You cannot request a termination of the Rider, but the Rider will automatically end on the earliest of:

• the Contract Anniversary immediately following the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the day the Remaining Protected Balance is reduced to zero,

• the day of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,

• the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below, or

• the Annuity Date.

The Rider and the Contract will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provision of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract will terminate on the Contract Anniversary immediately following the day the Remaining Protected Balance is zero.

The information in the last row of the “Contract Years” column in Example #5 is replaced with the following:

Beginning of Year 7
(Balances immediately after the Step-Up)

FEDERAL TAX STATUS-is amended.	The following section is inserted immediately after the Introduction section:

Impact of Federal Income Taxes

In general, in the case of Non-Qualified Contracts, if you are an individual and expect to accumulate your Contract Value over a relatively long period of time without making significant withdrawals, there may be federal income tax advantages in purchasing such a Contract. This is because any increase in Contract Value is not subject to current taxation. Income taxes are deferred until the money is withdrawn, at which point taxation occurs only on the gain from the investment in the Contract. With income taxes deferred, you may accumulate more money over the long term through a variable annuity than you may through non-tax-deferred investments. The advantage may be greater if you decide to liquidate your Contract Value in the form of monthly annuity payments after your retirement, or if your tax rate is lower at that time than during the period that you held the Contract, or both.

When withdrawals or distributions are taken from the variable annuity, the gain is taxed as ordinary income. This may be a potential disadvantage because money that had been invested in other types of assets may qualify for a more favorable federal tax rate. For example, the tax rate applicable both to the sale of capital gain assets held more than one year and to the receipt of qualifying dividends by individuals is generally 15% (5% for lower-income individuals). In contrast, an ordinary income tax rate of up to 35% applies to taxable withdrawals on distributions from a variable annuity. Also, withdrawals or distributions taken from a variable annuity may be subject to a penalty tax equal to 10% of the taxable portion, although exceptions to the penalty tax may apply (see WITHDRAWALS — Tax Consequences of Withdrawals section in this Prospectus).

An owner of a variable annuity cannot deduct or offset losses on transfers to or from Subaccounts, or at the time of any partial withdrawals. If you surrender your Contract and your Net Contract Value is less than the aggregate of your Investments in the Contract (reduced by any previous non-taxable distributions), there may be a deductible ordinary income loss, although the deduction may be limited. Consult with your tax adviser regarding the impact of federal income taxes on your specific situation.

ADDITIONAL INFORMATION- Electronic Delivery Authorization is amended.	The section is replaced with the following:

Electronic Delivery Authorization

Subject to availability, you may authorize us to provide Prospectuses, statements, and other information (“documents”) electronically by so indicating on the application, via telephone, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. You must provide us with a current and active e-mail address and have internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet Website. You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying Pacific Life promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required documents electronically.

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

          (a) Financial Statements

              Part A:

              Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2003 which are incorporated by reference from the 2003 Annual Report include the following for Pacific Select Variable Annuity Separate Account:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2003 and 2002 and for the three year period ended December 31, 2003, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

          (b) Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Accounts and Memorandum establishing Pacific Select Variable Annuity Separate Account.[1]

	(b)	Memorandum dated October 1, 1993 authorizing establishment of Growth LT Variable Account.[1]

	(c)	Memorandum dated September 16, 1994 authorizing establishment of Equity and Bond and Income Variable Accounts[1]

	(d)	Memorandum Establishing Two New Variable Accounts — Aggressive Equity and Emerging Markets Portfolios[1]

	(e)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws[3]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors Inc. (PSD)[1]

	(b)	Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers[1]

4.	(a)	Form of Individual Flexible Premium Variable Accumulation Deferred Annuity Contract, Form 90-53[1]

	(b)	Deferred Annuity Contract, Form AP9230-1[1]

	(c)	Guaranteed Death Benefit Rider[1]

	(d)	Individual Retirement Annuity Rider (Form No. 20-18900)[11]

	(e)	Pension Plan Rider[1]

	(f)	Required Distributions for Compliance with Section 72(S) Rider[1]

	(g)	Endorsement (Preauthorized Withdrawal Feature)[1]

	(h)	Endorsement (Distribution of In-Kind Securities)[1]

	(i)	Free Look Sticker ST-43[1]

	(j)	Minimum Guaranteed Death Benefit and Terminal Illness Waiver Endorsement E-93-9053[1]

	(k)	Changes to Contract Endorsement E1-95-9053[1]

	(l)	Required Distributions for Compliance with Section 72(S) of the Internal Revenue Code of 1986, amended (the Code) Rider R72S-9553[1]

	(m)	403(b) Tax Sheltered Annuity Rider[10]

	(n)	Section 457 Plan Rider R-95-457[1]

	(o)	Qualified Plan Loan Endorsement[1]

	(p)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[11]

	(q)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[11]

	(r)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[9]

	(s)	Guaranteed Protection Advantage 5 Rider (Form No. 20-19500)[12]

	(t)	Qualified Retirement Plan Rider[10]

	(u)	(1) Income Access Rider (Form No. 20-19808)[12]

(2) Form of Income Access Rider (Form No. 20-1104)[14]

	(v)	Guaranteed Income Advantage (GIA) Rider (Form No. 20-15100)[13]

	(w)	Form of Guaranteed Income Advantage II Rider (Form No. 20-1109)[14]

	(x)	Form of Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[14]

5.	(a)	Application Form for Individual Flexible Premium Variable[3]

	(b)	Form of Guaranteed Protection Advantage Rider Request (Form No. 55-16600)[9]

	(c)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[12]

	(d)	Form of Income Access Rider Request (Form No. 2315-3A)[12]

	(e)	Form of Guaranteed Income Advantage (GIA) Rider Request (Form No. 1209-1A)[13]

6.	(a)	Articles of Incorporation of Pacific Life[3]

	(b)	By-laws of Pacific Life[3]

7.	Not applicable

8.	(a)	Fund Participation Agreement[8]

	(b)	Addendum to the Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios)[8]

	(c)	Addendum to the Fund Participation Agreement (to add nine new Portfolios)[8]

	(d)	Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios)[10]

9.	Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered[1]

10.	(a)	Independent Auditors’ Consent[15]

	(b)	Consent of Dechert Price & Rhoads[1]

11.	Not applicable

12.	Not applicable

13.	Not applicable

14.	Not applicable

15.	Powers of Attorney[10]

16.	Not applicable

[1]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-97-000782 filed on April 29, 1997 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-98-000944 filed on April 29, 1998 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-99-000770 filed on April 30, 1999 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-00-000580 filed on February 29, 2000 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-00-000956 filed on April 21, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-00-002451 filed on December 7, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-01-500102 filed on April 26, 2001 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/A, File No. 033-32704, Accession No. 0000898430-01-503114 filed on October 25, 2001 and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-02-000772 filed on April 30, 2002 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-02-002148 filed on December 18, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-03-000463 filed on March 18, 2003 and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-03-001019 filed on April 30, 2003 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001193125-04-031264 filed on February 27, 2004 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001193125-04-031264 filed on February 27, 2004 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Positions and Offices
Name and Address	with Pacific Life
Thomas C. Sutton	Director, Chairman of the
Board, and Chief Executive
Officer

Glenn S. Schafer	Director and President

Khanh T. Tran	Director, Executive Vice
President and Chief Financial
Officer

David R. Carmichael	Director, Senior Vice President
and General Counsel

Audrey L. Milfs	Director, Vice President and
Corporate Secretary

Edward R. Byrd	Vice President, Controller and Chief Accounting Officer

Brian D. Klemens	Vice President and Treasurer

Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Variable Annuity Separate Account

               The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: an 91% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary Tower Asset Management, LLC (a Delaware Limited Liability Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation), and ACG Trust II Holding LLC, and has a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); and a 33% ownership of ACG Acquisition IX LLC. ACG Trust II Holding LLC owns Aviation Capital Group Trust II (a Delaware statutory trust), which in turn owns ACG Acquisition XXV LLC, ACG Acquisition XXVI LLC, and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXV LLC are ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation); ACG Acquisition XXVI LLC; and ACG Acquisition XXVII LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG Acquisition XIX Holding LLC, which owns Aviation Capital Group Trust (a Delaware statutory trust). Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish Corporation); and ACG Acquisition XXI, LLC. ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLC; ACG Acquisition 35 LLC; ACG Acquisition 32-34, 36 and 39 LLCs; and ACGFS LLC. Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 9% ownership of Scottish Re Group Limited [(a Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership); Las Vegas Golf I, LLC (a Delaware Limited Liability Company); Las Vegas Golf II, LLC (a Delaware Limited Liability Company); and North Carolina Property, LLC (a Delaware Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); PMRealty Advisors Inc.; a non-managing membership interest in Allianz-PacLife Partners LLC (a Delaware Limited Liability Company); and Pacific Financial Products Inc. (a Delaware Corporation). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Dresdner Asset Management of America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation), United Planners’ Group, Inc. (an Arizona Corporation), and a 62% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., Associated Securities Corp., West Coast Realty Management, Inc., Associated Planners Securities Corporation of Nevada, Inc. (a Nevada Corporation), and West Coast Realty Advisors, Inc. Subsidiaries of Mutual Service Corporation are Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Contemporary Financial Solutions, Inc. (a Delaware Corporation). United Planners’ Group, Inc. is the general partner and holds an approximate 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California, Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27. Number of Contractholders

Approximately	20,946	Qualified
	27,158	Non-Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program and the provisions of paragraphs (a)-(d) of the Rule have been complied with.

     (c)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 28 to the Registration Statement on Form N-4/B to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 23rd day of July 2004.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
Thomas C. Sutton*
Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Thomas C. Sutton*
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 28 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman of the Board and Chief	July 23, 2004
Thomas C. Sutton*	Executive Officer

Glenn S. Schafer*	Director and President	July 23, 2004

	Director, Executive Vice President and Chief	July 23, 2004
Khanh T. Tran*	Financial Officer

	Director, Senior Vice President and General	July 23, 2004
David R. Carmichael*	Counsel

	Director, Vice President and Corporate	July 23, 2004
Audrey L. Milfs*	Secretary

Edward R. Byrd*	Vice President, Controller, and Chief Accounting Officer	July 23, 2004

Brian D. Klemens*	Vice President and Treasurer	July 23, 2004

Gerald W. Robinson*	Executive Vice President	July 23, 2004

*By:	/s/ DAVID R. CARMICHAEL David R. Carmichael	July 23, 2004
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 20 of the Registration Statement filed on Form N-4/B, for Pacific Select Variable Annuity Separate Account, File No. 033-32704, Accession No. 0001017062-02-000772 filed on April 30, 2002, as Exhibit 15.)